Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,447,990.48

Principal:
Principal Collections	$13,760,785.06
Prepayments in Full	$8,162,354.16
Liquidation Proceeds	$239,275.08
Recoveries	$61,483.38
Sub Total	$22,223,897.68
Collections	$23,671,888.16

Purchase Amounts:
Purchase Amounts Related to Principal	$278,583.31
Purchase Amounts Related to Interest	$1,301.66
Sub Total	$279,884.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,951,773.13

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,951,773.13
Servicing Fee	$347,777.27	$347,777.27	$0.00	$0.00	$23,603,995.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,603,995.86
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,603,995.86
Interest - Class A-3 Notes	$95,024.21	$95,024.21	$0.00	$0.00	$23,508,971.65
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$23,439,519.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,439,519.15
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$23,401,693.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,401,693.73
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$23,371,875.73
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,371,875.73
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$23,331,095.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,331,095.23
Regular Principal Payment	$21,962,555.65	$21,962,555.65	$0.00	$0.00	$1,368,539.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,368,539.58
Residual Released to Depositor	$0.00	$1,368,539.58	$0.00	$0.00	$0.00
Total		$23,951,773.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,962,555.65
Total					$21,962,555.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,962,555.65	$52.20	$95,024.21	$0.23	$22,057,579.86	$52.43
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$21,962,555.65	$16.37	$272,900.63	$0.20	$22,235,456.28	$16.57

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$207,325,559.68	0.4928109	$185,363,004.03	0.4406061
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$406,265,559.68	0.3027224	$384,303,004.03	0.2863573

Pool Information
Weighted Average APR	4.257%	4.256%
Weighted Average Remaining Term	33.60	32.78
Number of Receivables Outstanding	30,129	29,258
Pool Balance	$417,332,728.41	$394,683,532.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$406,265,559.68	$384,303,004.03
Pool Factor	0.3083572	0.2916223

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$10,380,528.40
Targeted Overcollateralization Amount	$10,380,528.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,380,528.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$208,198.37
(Recoveries)		90	$61,483.38
Net Losses for Current Collection Period			$146,714.99
Cumulative Net Losses Last Collection Period			$5,633,646.86
Cumulative Net Losses for all Collection Periods			$5,780,361.85

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.52%	355	$5,981,197.95
61-90 Days Delinquent	0.18%	38	$720,521.61
91-120 Days Delinquent	0.08%	15	$296,514.59
Over 120 Days Delinquent	0.14%	29	$551,863.33
Total Delinquent Receivables	1.91%	437	$7,550,097.48

Repossession Inventory:
Repossessed in the Current Collection Period		26	$583,903.93
Total Repossessed Inventory		29	$717,338.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2877%
Preceding Collection Period			0.3919%
Current Collection Period			0.4336%
Three Month Average			0.3711%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2902%
Preceding Collection Period			0.2655%
Current Collection Period			0.2803%
Three Month Average			0.2787%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer